Stockholders' Equity (Deficit) (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule of warrant activity
		Exercise Price	Weighted Average
	Warrants	Per Warrant	Exercise Price
Outstanding and exercisable at September 30, 2018	2,927,572	$1.80 - 3.00	$1.98
Issued	3,752,337	$2.50-3.00	$2.89
Exercised	(231,296)	$1.80	$1.80
Forfeited	—	$—	$—
Outstanding and exercisable at March 31, 2019	6,448,613	$1.80 - $3.00	$2.52

		Exercise Price	Weighted Average
	Warrants	Per Warrant	Exercise Price
Outstanding at January 1, 2017	—	$—	$—
Issued	189,750	$1.80	$1.80
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at December 31, 2017	189,750	$1.80	$1.80
Issued	2,737,822	$1.80 - 3.00	$2.00
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at September 30, 2018	2,927,572	$1.80 - 3.00	$1.98

Schedule of information about warrants outstanding
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life (Years)	Number Exercisable at September 30, 2018
$1.80	2,482,372	3.1	2,482,372
$3.00	445,200	4.8	445,200
Total	2,927,572		2,927,572